Goodwill and Other Intangible Assets - Components of Other Intangible Assets (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 148.7	$ 148.3	$ 152.7
Accumulated Amortization	(97.8)	(94.0)	(83.4)
Net Book Value	50.9	54.3	69.3
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	139.2	138.8	140.2
Accumulated Amortization	(89.1)	(85.3)	(71.8)
Net Book Value	50.1	53.5	68.4
Trade Names
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	6.3	6.3	6.3
Accumulated Amortization	(5.5)	(5.5)	(5.5)
Net Book Value	0.8	0.8	0.8
Trademarks, Licenses and Agreements
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	3.2	3.2	6.2
Accumulated Amortization	(3.2)	(3.2)	(6.1)
Net Book Value	$ 0.0	$ 0.0	$ 0.1